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CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                November 13, 2012


Kieran G. Brown
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


     Re:           Advisors Disciplined Trust 938 (the "Fund")
                       (File No. 333-183654) (CIK 1551930)

Ladies/Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor") sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Act") of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, International High 30 Dividend Portfolio, Series 2012-4Q (the "Trust"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on August 31, 2012. We received comments from the staff in a telephone conversation between Kieran G. Brown and Matthew Wirig on November 8, 2012. The staff requested that we make certain changes to the "Understanding Your Investment--Hypothetical Performance Information" section of the prospectus and we have made those changes in accordance with the comments from the staff. In response to certain questions raised by the staff of the Commission we confirm that hypothetical performance for periods less than a year reflect the performance of the strategy to that point in time and are not annualized. We also confirm that securities are selected through application of a strategy at a particular point in time and that if a security which is a component of a strategy is merged out of existence, de-listed or suffers a similar fate during the period in which the strategy performance is being measured, such security will not be replaced by another security during that period.

     The staff of the Commission also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

     In addition to Amendment No. 1 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith.





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Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the securities deposited into the Fund and the dates of record, distribution and evaluation, together with a list of the deposited securities which will comprise the portfolio of the Fund, the Statement of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

     The Trust Agreement was entered into today and Securities (as defined in the Trust Agreement) have been deposited with the trustee. In connection therewith, the trustee has provided in the name of Advisors Asset Management, Inc., documentation for units of fractional undivided interest in the Fund, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.

     We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

     We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

                                Very truly yours,




                                CHAPMAN AND CUTLER LLP


SRA/mdd














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